Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2023
Liabilities Related To Associates And Joint Ventures
Schedule of changes on the provisions related to samarco dam failure

	December 31, 2022	Monetary and present value adjustments	Disbursements	Translation adjustments	June 30, 2023
Renova Foundation reparation and compensation programs	3,124	128	(108)	257	3,401
De-characterization of the Germano dam	197	5	-	16	218
Liabilities	3,321	133	(108)	273	3,619

Current liabilities	1,911				1,044
Non-current liabilities	1,410				2,575
Liabilities	3,321				3,619

Discount rate in nominal terms	6.20% - 9.51%				5.46% - 9.20%